Investment in Equity Securities (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Equity Securities [Abstract]
Investment in Equity Securities
The amounts of our investment in equity securities in the accompanying consolidated balance sheets are presented in the table below:

	December 31, 2024	December 31, 2025
Investment in equity securities with readily determinable fair values (a)	$226,566	$209,486
Investment in equity securities without readily determinable fair values (b)	$4,647,853	$5,647,853

Investment in Equity Securities with Readily Determinable Fair Values
A summary of the movement in equity securities with readily determinable fair values for the year ended December 31, 2024 and 2025 is presented in the table below:

Equity securities with readily determinable fair values
Balance December 31, 2023	$—
Equity securities acquired	535,914
Proceeds from sale of equity securities	(249,338)
Realized loss from sale of equity securities	(2,369)
Unrealized loss on equity securities revalued at fair value at end of the period	(46,173)
Unrealized foreign exchange loss	(11,468)
Balance December 31, 2024	$226,566
Proceeds from sale of equity securities	(101,412)
Realized loss from sale of equity securities	(344)
Unrealized gain on equity securities revalued at fair value at end of the period	55,343
Unrealized foreign exchange gain	29,333
Balance December 31, 2025	$209,486

Investment in Equity Securities Without Readily Determinable Fair Values
A summary of the movement in equity securities without readily determinable fair values for the year ended December 31, 2024 and 2025 is presented in the table below:

Equity securities without readily determinable fair values
Balance December 31, 2023	$—
Equity securities acquired	4,647,853
Balance December 31, 2024	$4,647,853
Equity securities acquired	1,000,000
Balance December 31, 2025	$5,647,853